Operating leases - Adjustments for Adoption and Other Items (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right-of-use assets	$ 111,775
Operating lease liabilities	112,110
Right-of-use assets obtained in exchange for lease obligations	$ 13,000
Weighted average remaining lease term (in years)	5 years 6 months 4 days
Weighted average discount rate	3.96%
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right-of-use assets		$ 106,500
Operating lease liabilities		$ 106,500